Income Taxes	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

3.           Income Taxes

We follow applicable FASB Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision (benefit) for income taxes for the years ended April 30, 2012, April 30, 2011, and 2010 by applying the statutory income tax rate of 25% (2011 – 26.5%, 2010 – 28.5%) was as follows:

	April 30,	April 30,	April 30,
	2012	2011	2010

Deferred tax asset attributable to:
Current operations	$97,767	$(791,737)	$(59,904)
Less: loss on debt settlement	-	97,350	-
Gain in transfer of mineral interest	(329,909)
Change in derivative liabilities	(1,527)	(398,893	-
Warrant liabilities	-	432,880	-
Amortization of Beneficial Conversion Feature	5,251	246,192	-
Stock-based compensation	80,000
Valuation allowance	148,418	414,208	59,904
Net refundable amount	$-	$-	$-

We have relied on the provisions of section 40(2) (e.1) of the Canadian Income Tax Act (the “Act”) when considering the allowances available for the finance related costs including the warrant liabilities, amortization of the beneficial conversion feature and the loss incurred on debt settlements. The Company believes the provisions of the Act would deny any amounts of deductions or losses as a result of the aforementioned transactions.

The composition of the Company’s deferred tax assets as at April 30, 2012, April 30, 2011 and April 30, 2010 is as follows:

	April 30,	April 30,	April 30,
	2012	2011	2010
Deferred tax assets:
Net operating loss carry forward	$(391,069)	$2,987,708	$210,191
Less: loss on debt settlement	-	(367,357)	-
Gain in transfer mineral interest	1,319,636
Change in derivative liability	6,110	1,505,257	-
Warrant liability	-	(1,633,510)	-
Amortization on BCF	(21,006)	(929,025)	-
Stock-based compensation	(320,000)	-	-
Valuation allowance	(593,671)	(1,563,073)	(210,191)
Total deferred tax asset	$-	$-	$-

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As at April 30, 2012, the Company had estimated non-capital losses for Canadian tax purposes of $2,648,765, which may be carried forward to offset future years’ taxable income. These losses will expire as follows:

Year of Expiry	Taxable Losses
2027	$42,609
2028	98,796
2029	140,425
2030	210,191
2031	1,563,073
2032	593,671
$2,648,765